Related Party Transactions - Additional Information (Detail) - Dec. 31, 2022 ¥ in Millions	USD ($)	CNY (¥)
Guangzhou Yuanshiji [Member]
Related Party Transaction [Line Items]
Aggregate principal amount of interest-free loans	$ 145,370	¥ 1
Fuzhou Dianjin [Member]
Related Party Transaction [Line Items]
Payment in advance from related party	$ 709,789	¥ 5